Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

	December 31, 2017	December 31, 2016
	RMB	RMB
Registered, issued and fully paid:
A shares	161,922	161,922
H shares	21,099	21,099

	183,021	183,021